Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.51%
	Business Services - 22.31%
298,881	ACI Worldwide, Inc.(a)	$11,100,440
607,503	ANSYS, Inc.(a)	210,839,991
1,376,002	Guidewire Software, Inc.(a)	155,102,945
943,301	Paycom Software, Inc.(a)	342,861,615
3,390,445	PROS Holdings, Inc.(a)(b)	154,502,579
3,046,445	Q2 Holdings, Inc.(a)(b)	312,504,328
859,537	Tyler Technologies, Inc.(a)	388,828,753
		1,575,740,651

	Consumer Related - 3.28%
2,732,476	Alarm.com Holdings, Inc.(a)(b)	231,440,717

	Industrial Products & Systems - 10.82%
454,691	Balchem Corp.	59,682,741
4,766,466	Cognex Corp.	400,621,467
1,253,373	DMC Global, Inc.(a)(b)	70,452,096
1,463,954	Helios Technologies, Inc.	114,261,610
1,297,283	Proto Labs, Inc.(a)	119,090,580
		764,108,494

	Information/Knowledge Management - 25.07%
1,316,370	Alteryx, Inc. - Class A(a)	113,234,147
1,214,032	American Software, Inc. - Class A	26,660,143
2,269,689	Anaplan, Inc.(a)	120,974,424
1,839,997	Appfolio, Inc. - Class A(a)(b)	259,807,576
945,977	Blackbaud, Inc.(a)	72,433,459
2,496,060	Datadog, Inc. - Class A(a)	259,789,925
2,524,865	Manhattan Associates, Inc.(a)	365,701,446
2,299,776	NetScout Systems, Inc.(a)	65,635,607
4,323,754	NextGen Healthcare, Inc.(a)(b)	71,731,079
4,465,516	Smartsheet, Inc. - Class A(a)	322,946,117
2,292,529	Vocera Communications, Inc.(a)(b)	91,357,281
		1,770,271,204

	Medical/Health Care - 32.41%
726,324	10X Genomics, Inc.(a)	142,228,766
905,880	ABIOMED, Inc.(a)	282,734,207
593,099	Bio-Techne Corp.	267,048,756
3,138,112	Cardiovascular Systems, Inc.(a)(b)	133,840,477
3,359,213	Glaukos Corp.(a)(b)	284,962,039
1,909,164	Inogen, Inc.(a)(b)	124,420,218
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	128,445,405
1,361,033	OrthoPediatrics Corp.(a)(b)	85,990,065
1,454,086	Quidel Corp.(a)	186,297,498
520,690	Repligen Corp.(a)	103,940,138
543,208	Tandem Diabetes Care, Inc.(a)	52,908,459
1,214,786	Veeva Systems, Inc. - Class A(a)	377,737,707
2,250,863	Vericel Corp.(a)	118,170,307
		2,288,724,042

Shares		Value (Note 1)
COMMON STOCKS - 98.51% (continued)
	Miscellaneous - 4.62%
7,095,028	Neogen Corp.(a)(b)	$326,655,089

Total Common Stocks (Cost $3,001,324,587)		6,956,940,197

SHORT TERM INVESTMENTS - 1.61%
113,355,518	Dreyfus Government Cash Management Institutional Shares, 0.03%(c)	113,355,518

Total Short Term Investments (Cost $113,355,518)		113,355,518

Total Value of Investments (Cost $3,114,680,105) - 100.12%		7,070,295,715
Liabilities in Excess of Other Assets - (0.12)%		(8,261,105)
Net Assets - 100.00%		$7,062,034,610

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2021.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	22.31%	$1,575,740,651
Consumer Related	3.28%	231,440,717
Industrial Products & Systems	10.82%	764,108,494
Information/Knowledge Management	25.07%	1,770,271,204
Medical/Health Care	32.41%	2,288,724,042
Miscellaneous	4.62%	326,655,089
Short Term Investments	1.61%	113,355,518
Liabilities in Excess of Other Assets	(0.12)%	(8,261,105)
Total	100.00%	$7,062,034,610

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of June 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.49%
	Business Services - 14.48%
10,289	Bright Horizons Family Solutions, Inc.(a)	$1,513,615
16,369	Envestnet, Inc.(a)	1,241,753
7,355	Equifax, Inc.	1,761,596
8,571	Jack Henry & Associates, Inc.	1,401,444
4,263	Tyler Technologies, Inc.(a)	1,928,453
		7,846,861

	Consumer Related - 7.82%
648	Chipotle Mexican Grill, Inc.(a)	1,004,620
3,961	Expedia, Inc.(a)	648,455
9,529	LKQ Corp.(a)	469,017
1,093	O'Reilly Automotive, Inc.(a)	618,868
2,607	Tractor Supply Co.	485,059
2,927	Ulta Beauty, Inc.(a)	1,012,069
		4,238,088

	Financial Services - 8.78%
7,717	Broadridge Financial Solutions, Inc.	1,246,527
5,261	FleetCor Technologies, Inc.(a)	1,347,132
3,518	MarketAxess Holdings, Inc.	1,630,909
2,702	T Rowe Price Group, Inc.	534,915
		4,759,483

	Industrial Products & Systems - 12.34%
20,567	Cognex Corp.	1,728,656
27,878	Fastenal Co.	1,449,656
7,247	IPG Photonics Corp.(a)	1,527,450
2,657	Quanta Services, Inc.	240,645
10,306	SiteOne Landscape Supply, Inc.(a)	1,744,394
		6,690,801

	Information/Knowledge Management - 21.84%
3,488	ANSYS, Inc.(a)	1,210,545
5,987	Autodesk, Inc.(a)	1,747,605
3,509	Blackbaud, Inc.(a)	268,684
5,310	Coupa Software, Inc.(a)	1,391,804
11,854	Guidewire Software, Inc.(a)	1,336,183
18,498	Manhattan Associates, Inc.(a)	2,679,251
2,193	Shopify, Inc. - Class A(a)	3,203,929
		11,838,001

	Medical/Health Care - 32.23%
2,767	Align Technology, Inc.(a)	1,690,637
3,670	Cerner Corp.	286,847
7,339	Charles River Laboratories International, Inc.(a)	2,714,843
4,080	Dexcom, Inc.(a)	1,742,160
18,959	Edwards Lifesciences Corp.(a)	1,963,584
4,878	Insulet Corp.(a)	1,339,060
1,210	Jazz Pharmaceuticals PLC(a)	214,944
5,448	Masimo Corp.(a)	1,320,868

Shares		Value (Note 1)
COMMON STOCKS - 97.49% (continued)
	Medical/Health Care - 32.23% (continued)
14,086	Omnicell, Inc.(a)	$2,133,325
2,569	Teladoc Health, Inc.(a)	427,199
8,414	Veeva Systems, Inc. - Class A(a)	2,616,333
5,462	Zoetis, Inc.	1,017,898
		17,467,698

Total Common Stocks (Cost $26,578,946)		52,840,932

SHORT TERM INVESTMENTS - 2.57%
1,393,118	Dreyfus Government Cash Management Institutional Shares, 0.03%(b)	1,393,118

Total Short Term Investments (Cost $1,393,118)		1,393,118

Total Value of Investments (Cost $27,972,064) - 100.06%		54,234,050
Liabilities in Excess of Other Assets - (0.06)%		(30,049)
Net Assets - 100.00%		$54,204,001

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at June 30, 2021.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	14.48%	$7,846,861
Consumer Related	7.82%	4,238,088
Financial Services	8.78%	4,759,483
Industrial Products & Systems	12.34%	6,690,801
Information/Knowledge Management	21.84%	11,838,001
Medical/Health Care	32.23%	17,467,698
Short Term Investments	2.57%	1,393,118
Liabilities in Excess of Other Assets	(0.06)%	(30,049)
Total	100.00%	$54,204,001

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.06%
	Argentina - 1.62%
779	MercadoLibre, Inc.(a)	$1,213,518

	Australia - 8.39%
6,637	Atlassian Corp. PLC(a)	1,704,780
14,242	Cochlear, Ltd.	2,688,038
14,876	REA Group, Ltd.	1,885,745
		6,278,563

	Canada - 3.18%
29,102	Descartes Systems Group, Inc.(a)	2,012,677
254	Shopify, Inc. - Class A(a)	371,089
		2,383,766

	Denmark - 7.92%
26,343	Chr Hansen Holding A/S	2,377,538
23,266	Novo Nordisk A/S - Class B	1,949,206
12,754	SimCorp A/S	1,600,949
		5,927,693

	France - 4.86%
7,831	Dassault Systemes SE	1,898,903
5,889	EssilorLuxottica SA	1,086,813
6,256	Ipsen SA	650,710
		3,636,426

	Germany - 8.67%
19,314	Carl Zeiss Meditec AG	3,731,803
1,605	Rational AG	1,453,987
9,280	SAP SE	1,307,684
		6,493,474

	Hong Kong - 3.50%
521,146	Kingdee International Software Group Co., Ltd.	1,768,633
142,443	Kingsoft Corp., Ltd.	854,001
		2,622,634

	Ireland - 7.67%
17,686	DCC PLC	1,447,839
8,942	Flutter Entertainment PLC(a)	1,619,071
12,930	ICON PLC(a)	2,672,760
		5,739,670

	Israel - 2.40%
6,832	Check Point Software Technologies, Ltd.(a)	793,400
7,704	CyberArk Software, Ltd.(a)	1,003,600
		1,797,000

	Italy - 1.46%
44,862	Azimut Holding SpA	1,089,434

	Japan - 12.31%
98,500	CyberAgent, Inc.	2,114,609
7,500	GMO Payment Gateway, Inc.	976,867

Shares		Value (Note 1)
COMMON STOCKS - 97.06% (continued)
	Japan - 12.31% (continued)
34,400	Kakaku.com, Inc.	$1,038,859
28,600	M3, Inc.	2,088,589
97,300	MonotaRO Co., Ltd.	2,303,425
61,833	Rakuten Group, Inc.	697,948
		9,220,297

	Mexico - 1.53%
135,027	Fomento Economico Mexicano SAB de CV	1,142,114

	Netherlands - 2.43%
18,143	Wolters Kluwer NV	1,822,583

	New Zealand - 0.48%
3,479	Xero, Ltd.(a)	357,705

	Spain - 3.06%
84,631	Grifols SA	2,292,016

	Switzerland - 14.94%
175	Chocoladefabriken Lindt & Spruengli AG	1,741,016
594	Givaudan SA	2,762,477
1,320	Partners Group Holding AG	1,999,438
3,655	Tecan Group AG	1,810,810
17,903	Temenos AG	2,875,316
		11,189,057

	United Kingdom - 12.64%
88,100	Abcam PLC(a)	1,683,005
256,770	AJ Bell PLC	1,540,812
41,439	Diageo PLC	1,983,931
90,732	Ocado Group PLC(a)	2,513,953
65,520	RELX PLC	1,739,261
		9,460,962

Total Common Stocks (Cost $51,889,198)		72,666,912

SHORT TERM INVESTMENTS - 3.51%
2,631,276	Dreyfus Government Cash Management Institutional Shares, 0.03%(b)	2,631,276

Total Short Term Investments (Cost $2,631,276)		2,631,276

Total Value of Investments (Cost $54,520,474) - 100.57%		75,298,188
Liabilities in Excess of Other Assets - (0.57)%		(426,322)
Net Assets - 100.00%		$74,871,866

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at June 30, 2021.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	6.73%	$5,039,213
Consumer Discretionary	8.07%	6,044,490
Consumer Staples	6.50%	4,867,061
Financials	6.19%	4,629,684
Health Care	27.58%	20,653,750
Industrials	11.71%	8,767,095
Information Technology	23.41%	17,525,604
Materials	6.87%	5,140,015
Short Term Investments	3.51%	2,631,276
Liabilities in Excess of Other Assets	(0.57)%	(426,322)
Total	100.00%	$74,871,866

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of June 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.99%
	Australia - 6.22%
882,884	REA Group, Ltd.	$111,918,137
1,823,759	WiseTech Global, Ltd.	43,671,630
		155,589,767

	Austria - 0.76%
454,529	Schoeller-Bleckmann Oilfield Equipment AG(a)	19,106,010

	Canada - 8.91%
1,861,184	Descartes Systems Group, Inc.(a)	128,718,380
715,320	Kinaxis, Inc.(a)	94,100,704
		222,819,084

	Denmark - 7.08%
2,140,331	Ambu A/S - Class B	82,285,637
1,535,141	NNIT A/S(b)	30,207,120
513,756	SimCorp A/S	64,489,332
		176,982,089

	France - 12.74%
1,876,927	Albioma SA(b)	76,826,371
209,552	Esker SA	61,125,028
1,608,271	Interparfums SA	104,503,766
2,008,773	Lectra(b)	75,982,520
		318,437,685

	Germany - 14.02%
3,078,975	Evotec SE(a)	139,573,385
1,524,178	Nexus AG(b)	113,497,810
697,858	STRATEC SE(b)	97,477,527
		350,548,722

	Hong Kong - 2.15%
15,801,000	Kingdee International Software Group Co., Ltd.	53,624,454

	India - 1.00%
732,963	CRISIL, Ltd.	25,040,355

	Ireland - 1.13%
156,271	Flutter Entertainment PLC(a)	28,294,992

	Israel - 2.67%
511,589	CyberArk Software, Ltd.(a)	66,644,699

	Italy - 1.72%
1,775,182	Azimut Holding SpA	43,108,706

	Japan - 11.62%
306,900	GMO Payment Gateway, Inc.	39,973,383
2,016,614	Hiday Hidaka Corp.(b)	32,710,189
1,801,400	Kakaku.com, Inc.	54,401,161

Shares		Value (Note 1)
COMMON STOCKS - 96.99% (continued)
	Japan - 11.62% (continued)
591,300	M3, Inc.	$43,181,214
1,239,546	SMS Co., Ltd.	37,098,793
499,347	Software Service, Inc.(b)	46,745,657
1,498,700	Towa Pharmaceutical Co., Ltd.	36,477,653
		290,588,050

	New Zealand - 2.12%
42,061,060	Pushpay Holdings, Ltd.(a)	52,921,047

	Sweden - 2.33%
1,013,786	Hemnet Group AB(a)	22,803,403
412,306	MIPS AB	35,458,480
		58,261,883

	Switzerland - 2.74%
45,294	Partners Group Holding AG	68,607,988

	United Kingdom - 19.78%
4,504,500	Abcam PLC(a)	86,051,023
10,420,308	AJ Bell PLC	62,529,632
1,823,726	Dechra Pharmaceuticals PLC	110,244,465
713,043	Immunodiagnostic Systems Holdings PLC	3,728,407
2,561,656	PayPoint PLC	20,056,401
1,812,242	Playtech PLC(a)	10,659,215
4,681,472	Rightmove PLC	42,054,307
34,743,072	Vectura Group PLC(b)	65,553,873
1,873,490	Victrex PLC	65,982,011
1,432,568	Vitec Group PLC	27,743,359
		494,602,693

Total Common Stocks (Cost $1,832,550,140)		2,425,178,224

SHORT TERM INVESTMENTS - 2.87%
71,691,138	Dreyfus Government Cash Management Institutional Shares, 0.03%(c)	71,691,138

Total Short Term Investments (Cost $71,691,138)		71,691,138

Total Value of Investments (Cost $1,904,241,278) - 99.86%		2,496,869,362
Other Assets in Excess of Liabilities - 0.14%		3,408,125
Net Assets - 100.00%		$2,500,277,487

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2021.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	25.20%	$630,418,394
Consumer Related	9.58%	239,370,001
Industrial Products & Systems	6.44%	161,070,541
Information/Knowledge Management	27.85%	696,100,947
Medical/Health Care	20.44%	511,147,505
Miscellaneous	7.48%	187,070,836
Short Term Investments	2.87%	71,691,138
Other Assets in Excess of Liabilities	0.14%	3,408,125
Total	100.00%	$2,500,277,487

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds
Notes to Schedules of Investments	June 30, 2021 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2021:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,956,940,197	$–	$–	$6,956,940,197
Short Term Investments	113,355,518	–	–	113,355,518
Total	$7,070,295,715	$–	$–	$7,070,295,715

Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,840,932	$–	$–	$52,840,932
Short Term Investments	1,393,118	–	–	1,393,118
Total	$54,234,050	$–	$–	$54,234,050

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$72,666,912	$–	$–	$72,666,912
Short Term Investments	2,631,276	–	–	2,631,276
Total	$75,298,188	$–	$–	$75,298,188

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,425,178,224	$–	$–	$2,425,178,224
Short Term Investments	71,691,138	–	–	71,691,138
Total	$2,496,869,362	$–	$–	$2,496,869,362

*	See Schedule of Investments for sector/country classifications.

For the period ended June 30, 2021, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2021, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2021	Purchases	Sales	Market Value as of June 30, 2021*	Share Balance as of June 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Alarm.com Holdings, Inc.	$188,227,462	$50,826,585	$-	$231,440,717	2,732,476	$-	$(7,613,330)	$-
AppFolio Inc.	218,298,152	41,547,013	-	259,807,576	1,839,997	-	(37,589)	-
Cardiovascular Systems, Inc.	120,315,214	-	-	133,840,477	3,138,112	-	13,525,263	-
DMC Global, Inc.	68,008,019	-	-	70,452,096	1,253,373	-	2,444,077	-
Glaukos Corp	301,891,006	-	(17,851,187)	284,962,039	3,359,213	-	1,521,113	(598,893)
Inogen, Inc.	100,269,293	-	-	124,420,218	1,909,164	-	24,150,925	-
Ironwood Pharmaceuticals Inc.	111,578,837	-	-	128,445,405	9,980,218	-	16,866,568	-
Neogen Corp.	315,338,520	-	-	326,655,089	7,095,028	-	11,316,569	-
NextGen Healthcare Inc.	78,259,947	-	-	71,731,079	4,323,754	-	(6,528,868)	-
OrthoPediatrics Corp.	59,975,273	7,511,416	-	85,990,065	1,361,033	-	18,503,376	-
PROS Holdings, Inc.	144,093,912	-	-	154,502,579	3,390,445	-	10,408,667	-
Vocera Communications, Inc.	88,170,665	-	-	91,357,281	2,292,529	-	3,186,616	-
Q2 Holdings, Inc.	256,242,963	49,002,137	-	312,504,328	3,046,445	-	7,259,228	-
				$2,276,108,949	45,721,787	$-	$95,002,615	$(598,893)

Investments no longer affiliated as of June 30, 2021
American Software, Inc.	$38,053,141	$-	$(12,465,253)	$26,660,143	1,214,032	$202,215	$(6,512,259)	$7,584,514
Irhythm Technologies Inc.	200,800,586	-	(91,122,521)	-	-	-	(98,277,563)	(11,400,502)
Proto Labs, Inc.	206,708,246	-	(38,419,409)	119,090,580	1,297,283	-	(57,849,462)	8,651,205
				$145,750,723	2,511,315	$202,215	$(162,639,284)	$4,835,217

GRAND TOTAL				$2,421,859,672	48,233,102	$202,215	$(67,636,669)	$4,236,324

International Small Company Fund

Security Name	Market Value as of March 31, 2021	Purchases	Sales	Market Value as of June 30, 2021*	Share Balance as of June 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Albioma SA	$82,655,599	$8,607,224	$-	$76,826,371	1,876,927	$1,788,544	$(14,436,452)	$-
Hiday Hidaka Corp.	29,469,567	3,229,230		32,710,189	2,016,614	-	11,392
Lectra	59,679,941	7,742,473	-	75,982,520	2,008,773	528,205	8,560,106	-
Nexus AG	87,996,373	11,497,242	-	113,497,810	1,524,178	319,397	14,004,195	-
NNIT A/S	23,133,297	2,978,542	-	30,207,120	1,535,141	-	4,095,281	-
Software Service, Inc.	42,414,901	6,521,876	-	46,745,657	499,347	-	(2,191,120)	-
STRATEC SE	84,770,545	9,690,511	-	97,477,527	697,858	731,163	3,016,471	-
Vectura Group PLC	50,182,764	5,611,940	-	65,553,873	34,743,072	9,141,590	9,759,169	-
				$539,001,067	$44,901,910	$12,508,899	$22,819,042	$-

*	See Schedule of Investments for sector/country classifications.